Income Taxes - Schedule of Domestic and Foreign Pre-Tax Income (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes - Schedule of Domestic and Foreign Pre-Tax Income (Details) [Line Items]
Domestic			$ 33,416	$ (129,092)
Foreign			(863)	(505)
Net income (loss) before taxes	$ (6,357)	$ (15,223)	$ 32,553	$ (129,597)